Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years

SEMI-ANNUAL REPORT

July 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Volatility Rating

The fund has received a "volatility rating" of S2 from Standard & Poor's Ratings Services (S&P), which is current as of July 19, 2001. The purpose of a volatility rating is to designate the sensitivity of a fund's share price and returns to changes in market conditions. S&P assigns the S2 rating to bond funds that possess "low to moderate sensitivity" to changing market conditions. In S&P's system (S1 to S6), this rating indicates the second lowest relative volatility.

WHAT THE RATING MEANS

According to S&P, the overall volatility of S2-rated funds should be less than or equal to that of a portfolio comprised of U.S. government securities maturing within three to seven years. S&P uses government securities as the basis for comparison because they signify the most liquid, highest quality securities. Volatility ratings can be useful for comparative purposes, to help assess whether one bond fund presents greater overall sensitivity to changing market conditions than another. In addition, because the market generally compensates investors for increased risks, funds with ratings indicating low sensitivity to market changes should be expected to have lower total returns (over extended periods) than funds with ratings indicating greater sensitivity to market changes. Conversely, while returns of funds with ratings indicating higher volatility may tend to be higher over extended periods, they may also be more uncertain.

HOW THE RATING WAS DETERMINED

There is no standard method for determining volatility ratings. S&P's analysis focuses on measuring objective, quantifiable portfolio risk factors. These factors include the credit quality of the bonds held by the fund, the market price volatility of the fund's portfolio, and the historical volatility of the fund's total return performance. In addition, S&P evaluates the fund with regard to specific technical factors, such as interest-rate risk, yield curve risk, credit risk, and liquidity risk. More detailed information about S&P's rating methodology and the factors it considers is posted on S&P's website at www.standardandpoors.com/ratings/funds.

ADDITIONAL IMPORTANT FACTORS TO CONSIDER

The fund's portfolio may have changed since the rating was issued, and there is no guarantee that the fund will continue to have the same rating, or perform in the future as rated. S&P charges fees to issue these ratings, which are paid by the fund, and not all bond funds have volatility ratings. The fact that a fund has a rating is not an indication that it is more or less risky or volatile than a fund that does not.

This material is to be used only when preceded or accompanied by a current fund prospectus. Call your representative.

Portfolio of Investments

July 31, 2001 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--60.0%
$20,000,000	4.750%, 2/15/2004	$20,350,000
54,250,000	5.250%, 5/15/2004	55,916,560
39,500,000	7.250%, 5/15/2004	42,741,370
13,000,000	6.000%, 8/15/2004	13,669,890
38,000,000	7.250%, 8/15/2004	41,286,620
37,400,000	5.875%, 11/15/2004	39,230,356
16,000,000	7.875%, 11/15/2004	17,744,320
29,000,000	7.500%, 2/15/2005	31,991,350
28,000,000	6.500%, 5/15/2005	30,062,200
25,000,000	5.750%, 11/15/2005	26,217,750
30,000,000	4.625%, 5/15/2006	30,145,500
15,000,000	6.875%, 5/15/2006	16,470,750

	TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $350,719,246)	365,826,666

	GOVERNMENT AGENCIES--36.9%
22,000,000	Federal Home Loan Bank System, 5.250%, 2/13/2004	22,434,940
20,000,000	Federal Home Loan Bank System, 4.875%, 4/16/2004	20,189,600
37,200,000	Federal Home Loan Bank System, 6.250%, 11/15/2004	39,161,928
20,500,000	Federal Home Loan Bank System, 7.125%, 2/15/2005	21,990,145
8,900,000	Federal Home Loan Bank System, 7.250%, 5/13/2005	9,605,770
15,700,000	Federal Home Loan Bank System, 6.875%, 8/15/2005	16,779,218
12,000,000	Federal Home Loan Bank System, 5.375%, 2/15/2006	12,119,880
23,000,000	Federal Home Loan Bank System, 5.125%, 3/6/2006	23,012,880
29,000,000	Federal Home Loan Bank System, 7.250%, 2/15/2007	31,622,760
25,000,000	Federal Home Loan Bank System, 7.625%, 5/15/2007	27,807,250

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $213,309,753)	224,724,371

	REPURCHASE AGREEMENT--1.4%[1]
8,727,000	Societe Generale Securities Corp., 3.860%, dated 7/31/2001, due 8/1/2001 (at amortized cost)	8,727,000

	TOTAL INVESTMENTS (IDENTIFIED COST $572,755,999)[2]	$599,278,037

1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $572,755,999. Unrealized appreciation of investments on a federal tax basis amounts to $26,522,038 at July 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($609,586,261) at July 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $572,755,999)		$599,278,037
Cash		754
Income receivable		11,013,365
Receivable for investments sold		27,027,033
Receivable for shares sold		283,327

TOTAL ASSETS		637,602,516

Liabilities:
Payable for investments purchased	$25,364,215
Payable for shares redeemed	4,785
Income distribution payable	2,612,773
Accrued expenses	34,482

TOTAL LIABILITIES		28,016,255

Net assets for 55,385,970 shares outstanding		$609,586,261

Net Assets Consist of:
Paid in capital		$612,897,380
Net unrealized appreciation of investments		26,522,038
Accumulated net realized loss on investments		(29,832,757)
Distributions in excess of net investment income		(400)

TOTAL NET ASSETS		$609,586,261

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$552,294,597 ÷ 50,180,678 shares outstanding		$11.01

Institutional Service Shares:
$57,291,664 ÷ 5,205,292 shares outstanding		$11.01

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended July 31, 2001 (unaudited)

Investment Income:
Interest			$17,800,238

Expenses:
Investment adviser fee		$1,213,956
Administrative personnel and services fee		228,527
Custodian fees		15,781
Transfer and dividend disbursing agent fees and expenses		122,914
Directors'/Trustees' fees		7,284
Auditing fees		6,373
Legal fees		2,124
Portfolio accounting fees		56,449
Distribution services fee--Institutional Service Shares		69,401
Shareholder services fee--Institutional Shares		689,321
Shareholder services fee--Institutional Service Shares		69,401
Share registration costs		17,906
Printing and postage		11,533
Insurance premiums		1,214
Miscellaneous		6,373

TOTAL EXPENSES		2,518,557

Waivers:
Waiver of distribution services fee--Institutional Service Shares	$(69,401)
Waiver of shareholder services fee--Institutional Shares	(661,749)

TOTAL WAIVERS		(731,150)

Net expenses			1,787,407

Net investment income			16,012,831

Realized and Unrealized Gain on Investments:
Net realized gain on investments			6,929,092
Net change in unrealized appreciation of investments			566,738

Net realized and unrealized gain on investments			7,495,830

Change in net assets resulting from operations			$23,508,661

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2001	Year Ended 1/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,012,831	$34,700,244
Net realized gain (loss) on investments	6,929,092	(8,663,043)
Net change in unrealized appreciation	566,738	43,686,792

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,508,661	69,723,993

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(14,611,572)	(31,863,913)
Institutional Service Shares	(1,401,743)	(2,836,011)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,013,315)	(34,699,924)

Share Transactions:
Proceeds from sale of shares	182,879,860	216,100,621
Net asset value of shares issued to shareholders in payment of distributions declared	7,667,949	18,295,856
Cost of shares redeemed	(184,991,717)	(341,781,033)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,556,092	(107,384,556)

Change in net assets	13,051,438	(72,360,487)

Net Assets:
Beginning of period	596,534,823	668,895,310

End of period (including undistributed net investment income of $0 and $84, respectively)	$609,586,261	$596,534,823

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$10.87	$10.25	$10.91	$10.73	$10.48	$10.74
Income From Investment Operations:
Net investment income	0.29	0.60	0.51	0.55	0.59	0.57
Net realized and unrealized gain (loss) on investments	0.14	0.62	(0.66)	0.18	0.25	(0.26)

TOTAL FROM INVESTMENT OPERATIONS	0.43	1.22	(0.15)	0.73	0.84	0.31

Less Distributions:
Distributions from net investment income	(0.29)	(0.60)	(0.51)	(0.55)	(0.59)	(0.57)

Net Asset Value, End of Period	$11.01	$10.87	$10.25	$10.91	$10.73	$10.48

Total Return[1]	3.97%	12.30%	(1.41)%	7.01%	8.24%	3.01%

Ratios to Average Net Assets:

Expenses	0.57%[2]	0.57%	0.56%	0.55%	0.54%	0.54%

Net investment income	5.30%[2]	5.75%	4.80%	5.13%	5.58%	5.42%

Expense waiver/reimbursement[3]	0.24%[2]	0.24%	0.24%	0.24%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$552,295	$548,808	$613,346	$739,058	$696,613	$782,056

Portfolio turnover	38%	77%	172%	126%	71%	99%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$10.87	$10.25	$10.91	$10.73	$10.48	$10.74
Income From Investment Operations:
Net investment income	0.27	0.58	0.48	0.54	0.56	0.54
Net realized and unrealized gain (loss) on investments	0.14	0.62	(0.66)	0.18	0.25	(0.26)

TOTAL FROM INVESTMENT OPERATIONS	0.41	1.20	(0.18)	0.72	0.81	0.28

Less Distributions:
Distributions from net investment income	(0.27)	(0.58)	(0.48)	(0.54)	(0.56)	(0.54)

Net Asset Value, End of Period	$11.01	$10.87	$10.25	$10.91	$10.73	$10.48

Total Return[1]	3.85%	12.02%	(1.66)%	6.75%	7.97%	2.76%

Ratios to Average Net Assets:

Expenses	0.81%[2]	0.82%	0.81%	0.80%	0.79%	0.79%

Net investment income	5.06%[2]	5.50%	4.58%	4.88%	5.33%	5.16%

Expense waiver/reimbursement[3]	0.25%[2]	0.24%	0.24%	0.24%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$57,292	$47,727	$55,549	$51,224	$36,725	$25,791

Portfolio turnover	38%	77%	172%	126%	71%	99%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2001 (unaudited)

ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At January 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $36,078,316, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$11,004,150

2006	$ 477,074

2008	$ 8,794,378

2009	$15,802,714

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended July 31, 2001		Year Ended January 31, 2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,047,527	$142,386,092	15,092,773	$158,081,374
Shares issued to shareholders in payment of distributions declared	610,745	6,653,810	1,519,455	15,918,633
Shares redeemed	(13,987,192)	(152,552,538)	(25,967,023)	(270,391,850)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(328,920)	$(3,512,636)	(9,354,795)	$(96,391,843)

	Six Months Ended July 31, 2001		Year Ended January 31, 2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,696,393	$40,493,768	5,572,896	$58,019,247
Shares issued to shareholders in payment of distributions declared	93,110	1,014,139	226,939	2,377,223
Shares redeemed	(2,976,567)	(32,439,179)	(6,829,305)	(71,389,183)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	812,936	$9,068,728	(1,029,470)	$(10,992,713)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	484,016	$5,556,092	(10,384,265)	$(107,384,556)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the six months ended July 31, 2001, were as follows:

Purchases	$231,821,287

Sales	$222,419,605

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

SUSAN M. NASON

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428P103
Cusip 31428P202

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

8082202 (9/01)